Share-Based Compensation - Performance and Market-Based Awards Authorized (Details) - Performance and Market Based Awards - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation
Total Number of Shares Awarded	319,811	531,700	383,814
Potential Number of Performance and Market-Based Shares to be Vested	596,192	903,364	687,015